Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Retained earnings [member]	Other reserves [member]	Total [member]	Non- controlling interests [member]
Equity at beginning of period at Dec. 31, 2019	£ 18,357	£ 1,346	£ 3,174	£ 4,530	£ 2,355	£ 11,405	£ 6,952
Profit after taxation for the year	6,388	0	0	5,749	0	5,749	639
Other comprehensive (expense)/income for the year	970	0	0	(133)	1,137	1,004	(34)
Total comprehensive income for the year	7,358	0	0	5,616	1,137	6,753	605
Distributions to non-controlling interests	(1,208)	0	0	0	0	0	(1,208)
Contributions from non-controlling interests	3	0	0	0	0	0	3
Changes to non-controlling interests	(131)	0	0	0	0	0	(131)
Dividends to shareholders	(3,977)	0	0	(3,977)	0	(3,977)	0
Realised after tax losses on disposal or liquidation of equity investments	0	0	0	163	(163)	0	0
Share of associates and joint ventures realised profits on disposal of equity investments	0	0	0	44	(44)	0	0
Shares issued	29	0	29	0	0	29	0
Write-down of shares held by ESOP Trusts	0	0	0	(529)	529	0	0
Shares acquired by ESOP Trusts	0	0	78	531	(609)	0	0
Share-based incentive plans	381	0	0	381	0	381	0
Tax on share-based incentive plans	(4)	0	0	(4)	0	(4)	0
Equity at end of period at Dec. 31, 2020	20,808	1,346	3,281	6,755	3,205	14,587	6,221
Profit after taxation for the year	5,096	0	0	4,385	0	4,385	711
Other comprehensive (expense)/income for the year	(337)	0	0	454	(771)	(317)	(20)
Total comprehensive income for the year	4,759	0	0	4,839	(771)	4,068	691
Distributions to non-controlling interests	(642)	0	0	0	0	0	(642)
Contributions from non-controlling interests	7	0	0	0	0	0	7
Dividends to shareholders	(3,999)	0	0	(3,999)	0	(3,999)	0
Realised after tax losses on disposal or liquidation of equity investments	0	0	0	132	(132)	0	0
Share of associates and joint ventures realised profits on disposal of equity investments	0	0	0	7	(7)	0	0
Shares issued	21	1	20	0	0	21	0
Write-down of shares held by ESOP Trusts	0	0	0	(168)	168	0	0
Share-based incentive plans	367	0	0	367	0	367	0
Transactions with non-controlling interests	10	0	0	0	0	0	10
Tax on share-based incentive plans	11	0	0	11	0	11	0
Equity at end of period at Dec. 31, 2021	21,342	1,347	3,301	7,944	2,463	15,055	6,287
Profit after taxation for the year	15,621	0	0	14,956	0	14,956	665
Other comprehensive (expense)/income for the year	(831)	0	0	(89)	(714)	(803)	(28)
Total comprehensive income for the year	14,790	0	0	14,867	(714)	14,153	637
Distributions to non-controlling interests	(1,409)	0	0	0	0	0	(1,409)
Non-cash distribution to non-controlling interests	(2,960)	0	0	0	0	0	(2,960)
Contributions from non-controlling interests	8	0	0	0	0	0	8
Changes to non-controlling interests	(20)	0	0	0	0	0	(20)
Deconsolidation of former subsidiaries	(3,045)	0	0	0	0	0	(3,045)
Dividends to shareholders	(3,467)	0	0	(3,467)	0	(3,467)	0
Realised after tax losses on disposal or liquidation of equity investments	0	0	0	14	(14)	0	0
Non-cash dividend to shareholders	(15,526)	0	0	(15,526)	0	(15,526)	0
Share of associates and joint ventures realised profits on disposal of equity investments	0	0	0	7	(7)	0	0
Shares issued	25	0	25	0	0	25	0
Write-down of shares held by ESOP Trusts	0	0		(911)	911	0	0
Shares acquired by ESOP Trusts	0	0	114	1,086	(1,200)	0	0
Share-based incentive plans	357	0	0	357	0	357	0
Tax on share-based incentive plans	(8)	0	0	(8)	0	(8)	0
Hedging gain after taxation transferred to non-financial assets	9	0	0	0	9	9	0
Equity at end of period at Dec. 31, 2022	£ 10,096	£ 1,347	£ 3,440	£ 4,363	£ 1,448	£ 10,598	£ (502)